UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT SHORT-TERM FUND - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2010


[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA TAX EXEMPT SHORT-TERM FUND]

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       SEMIANNUAL REPORT
       USAA TAX EXEMPT SHORT-TERM FUND
       FUND SHARES o ADVISER SHARES
       SEPTEMBER 30, 2010

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

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is three years or less.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              7

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

  Portfolio of Investments                                                   19

  Notes to Portfolio of Investments                                          36

  Financial Statements                                                       38

  Notes to Financial Statements                                              41

EXPENSE EXAMPLE                                                              54

ADVISORY AGREEMENT                                                           56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"GIVEN THE SLUGGISHNESS OF THE ECONOMIC
RECOVERY, IT MAKES SENSE TO ME THAT                [PHOTO OF DANIEL S. McNAMARA]
INVESTORS MIGHT CONTINUE REBUILDING THEIR
BOND PORTFOLIOS."

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NOVEMBER 2010

In April, when the six-month reporting period began, optimism pervaded the markets. Buoyed by news that the U.S. economy grew during the third and fourth quarters of 2009, many observers believed that the worst of the recession was over. In fact, the National Bureau of Economic Research subsequently determined that the recession had ended in June 2009. Improving economic conditions suggested that the Federal Reserve could even start raising over-night interest rates later in the year.

However, as the spring progressed, concerns over the recovery's sustainability began to surface and investor sentiment grew more cautious. Previous economic strength appeared to have been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

The European debt crisis and its potential impact on European banks further undermined investor confidence. A host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico -- sparked a broad flight to quality that continued for most of the reporting period. As yields declined, bond prices rose. (Bond prices and yields move in opposite directions.)

The rally in U.S. Treasuries and the decline in yields fueled speculation about a "bond bubble." In a bubble, investors tend to misallocate their capital -- as they did during the frenzy over dot.com stocks. But while I expect yields to eventually rise from current levels, I do not think the

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2  | USAA TAX EXEMPT SHORT-TERM FUND

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bond market is experiencing a bubble. Given the sluggishness of the economic recovery, it makes sense to me that investors might continue rebuilding their bond portfolios. According to our research, American households hold a smaller percentage of bonds on their balance sheets today than they did 50 years ago.

Meanwhile, tax-exempt bonds performed well during the reporting period. Municipal bonds remain attractive compared to taxable alternatives. Tax-exempt interest may be more valuable in the coming years if the U.S. government increases tax rates to combat the rising budget deficit. Despite the media chatter about the fiscal challenges of state and local governments, municipal bonds continue to be high-quality investments. Many of these governments are working hard to address their budget shortfalls by raising revenues, reducing services, and renegotiating their long-term commitments with their employees. In fact, two of the three ratings agencies upgraded tens of thousands of municipal securities during the reporting period as they recalibrated their municipal ratings scales to make them more comparable to their corporate ratings scales. Although I consider this an acknowledgment that municipal issuers default less often than corporations, USAA Investment Management Company never invests based on ratings alone. We conduct our own credit analysis with a focus on income generation and on whether our shareholders will be adequately compensated for risk they are taking.

In the months ahead, rest assured we will continue to follow our disciplined, research-based approach. Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Investment Management Company

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o  HOW DID THE USAA TAX EXEMPT SHORT-TERM FUND (THE FUND SHARES) PERFORM FROM
   APRIL 1, 2010, TO SEPTEMBER 30, 2010?

   The Fund Shares provided a total return of 2.56% versus an average return of 1.48% for the 82 funds in the Lipper Short Municipal Debt Funds Average. This compares to returns of 1.14% for the Lipper Short Municipal Debt Funds Index and 5.51% for the Barclays Capital Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 2.58%, compared to the Lipper category average of 1.42%.

o  WHAT WERE THE MARKET CONDITIONS?

   The rally in tax-exempt bonds, which began in 2009, continued during the six-month reporting period. Prices rose as investors opted for the safety and tax-exempt benefits of municipal bonds. Yields declined, causing prices -- which always move in the opposite direction of yields -- to climb. The yield on a three-year tax-exempt AAA general obligation bond fell from 1.10% on April 1, 2010, to 0.63% on September 30, 2010. Shorter-term municipal bonds saw exceptional demand as many investors moved out of very low yielding money

   Refer to pages 12 and 13 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT SHORT-TERM FUND

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   market funds. Market consensus seemed to favor a slow economic recovery with a prolonged period of low interest rates.

   Short-term rates remained anchored at record lows as the Federal Reserve (the Fed) held the federal funds target rate in a range between zero and 0.25% throughout the reporting period.

   Tax-exempt securities continue to be attractive relative to comparable taxable fixed income securities. The ratio between three-year municipal yields and those of equivalent U.S. Treasuries rose from 70% on April 1, 2010, to 100% on September 30, 2010.

   State and municipalities experienced a drop in tax revenues during the recession, putting pressure on their budgets. However, the majority of municipal bond issuers have the ability to continue servicing their debt, and many have benefited from the federal government's stimulus spending.

o  WHAT STRATEGIES DID YOU EMPLOY?

   Throughout the reporting period, we continued to look for opportunities to purchase bonds with attractive risk return characteristics. We relied on our experienced team of research analysts to look beyond the headlines and help us find attractive investment opportunities, especially those that would provide higher income to the Fund. As always, we continue to do our own credit research, and never depend just on a rating agency or bond insurer to do that work for us.

   To maintain the Fund's flexibility, we bought variable rate demand notes (VRDNs). The VRDNs owned by the Fund possess a "demand" feature that allows the holder to sell the bond back to the issuer at par (100% of the face value) with notice of seven days or less. This will allow us to adjust quickly once the Fed begins to raise short-term interest rates. VRDNs also provide some stability to the Fund because their value remains at par.

   With more than 300 positions, the Fund remains widely diversified by issuer and geographic area. We continue to make the portfolio as

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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   tax efficient as possible by avoiding issues subject to the alternative minimum tax, also known as the "AMT," for individuals.

o  WHAT IS YOUR OUTLOOK?

   We believe the Fed will hold short-term rates exceptionally low until a recovery is fully underway. As long as inflation remains muted, Fed governors have little incentive to raise short-term rates, and we don't expect an increase until at least the end of 2011. In fact, the Fed has implied it would provide additional stimulus if economic conditions weaken.

   The supply of tax-exempt bonds could remain tight as the federal government seeks to continue the Build America Bonds program beyond 2010. During the reporting period, two of the major credit services, Moody's Investors Service and Fitch Ratings Ltd., upgraded tens of thousands of municipal ratings as they placed municipal, corporate, and sovereign credit ratings on an equal footing. We consider this change an acknowledgment that municipalities have a much better debt payment record than corporate bond issuers. Although municipal budgets could remain under pressure, we expect credit quality to remain solid.

   Looking ahead, we see limited potential for additional price appreciation. Shareholders should expect the majority of their return to come from the income provided by the Fund, which is the largest contributor to its long-term total return (see page 10). Furthermore, because of their tax-free yields and strong credit quality, tax-exempt bonds should continue to be attractive. Their tax-exempt income may be even more appealing if tax rates increase.

   Thank you for your continued confidence in us.

   Diversification does not guarantee a profit or prevent a loss.

   SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

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6  | USAA TAX EXEMPT SHORT-TERM FUND

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FUND RECOGNITION

USAA TAX EXEMPT SHORT-TERM FUND SHARES

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                            OVERALL MORNINGSTAR RATING(TM)
                  out of 154 municipal national short-term bond funds
                       for the period ended September 30, 2010:

                                   OVERALL RATING
                                       * * * *

                                       3-YEAR
                                       * * * *
                                   out of 154 funds

                                       5-YEAR
                                       * * * *
                                   out of 141 funds

                                       10-YEAR
                                        * * *
                                   out of 80 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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                             LIPPER LEADERS (OVERALL)

                                [5]             [5]

                            TOTAL RETURN    PRESERVATION

The Fund Shares are listed as a Lipper Leader for Total Return and Preservation among 60 and 4,241 funds, respectively, within the Lipper Short Municipal Debt Fund category for the overall period ended September 30, 2010. The Fund Shares received a Lipper Leader rating for Total Return among 55 and 28 funds for the five- and 10-year periods, respectively. The Fund Shares received a Lipper Leader rating for Preservation among 3,624 and 2,515 funds for the five- and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers as of September 30, 2010. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of September 30, 2010. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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8  | USAA TAX EXEMPT SHORT-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT SHORT-TERM FUND SHARES (Ticker Symbol: USSTX)

--------------------------------------------------------------------------------
                                               9/30/10              3/31/10
--------------------------------------------------------------------------------
Net Assets                                 $1,874.8 Million     $1,752.7 Million
Net Asset Value Per Share                      $10.75                 $10.62

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                 $0.278                 $0.319
Capital Gain Distributions Per Share             --                     --
Dollar-Weighted Average
Portfolio Maturity(+)                         2.6 Years              2.7 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/10
--------------------------------------------------------------------------------
3/31/10 TO 9/30/10              1 YEAR            5 YEARS              10 YEARS
      2.56%*                    4.29%              3.81%                3.68%

--------------------------------------------------------------------------------
30-DAY SEC YIELD**                                              EXPENSE RATIO***
--------------------------------------------------------------------------------
As of 9/30/10                                                        0.55%
   1.74%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2010

-----------------------------------------------------------------------------------
                      TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
-----------------------------------------------------------------------------------
10 Years                 3.68%         =          3.46%          +         0.22%
5 Years                  3.81%         =          3.64%          +         0.17%
1 Year                   4.29%         =          2.68%          +         1.61%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2001-SEPTEMBER 30, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

                  TOTAL RETURN   DIVIDEND RETURN    CHANGE IN SHARE PRICE
9/30/2001             6.89%           4.51%                 2.38%
9/30/2002             4.74%           3.63%                 1.11%
9/30/2003             2.97%           2.97%                 0.00%
9/30/2004             1.57%           2.49%                -0.92%
9/30/2005             1.72%           2.92%                -1.20%
9/30/2006             3.16%           3.54%                -0.38%
9/30/2007             3.26%           3.73%                -0.47%
9/30/2008             2.83%           4.15%                -1.32%
9/30/2009             5.53%           4.09%                 1.44%
9/30/2010             4.29%           2.68%                 1.61%

                                   [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT SHORT-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' dividend return for the periods ended 9/30/10, and assuming marginal federal tax
rates of:                                25.00%     28.00%     33.00%     35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD            DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years               3.46%              4.62%      4.81%      5.17%      5.33%
5 Years                3.64%              4.85%      5.05%      5.43%      5.60%
1 Year                 2.68%              3.57%      3.72%      4.00%      4.12%

To match the Fund Shares' closing 30-day SEC Yield of 1.74% on 9/30/10:
A FULLY TAXABLE INVESTMENT MUST PAY:      2.32%      2.42%      2.60%      2.68%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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                                                       INVESTMENT OVERVIEW |  11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TAX EXEMPT        LIPPER SHORT
                   BARCLAYS CAPITAL          SHORT-TERM          MUNICIPAL DEBT
                 MUNICIPAL BOND INDEX        FUND SHARES          FUNDS INDEX
09/30/00              $10,000.00              $10,000.00           $10,000.00
10/31/00               10,109.12               10,050.15            10,043.70
11/30/00               10,185.60               10,088.99            10,078.29
12/31/00               10,437.26               10,192.34            10,152.40
01/31/01               10,540.68               10,298.63            10,239.48
02/28/01               10,574.10               10,336.28            10,273.82
03/31/01               10,668.87               10,391.74            10,325.41
04/30/01               10,553.26               10,373.09            10,334.15
05/31/01               10,666.90               10,450.02            10,401.76
06/30/01               10,738.27               10,506.07            10,442.68
07/31/01               10,897.33               10,583.62            10,500.23
08/31/01               11,076.83               10,667.74            10,568.27
09/30/01               11,039.67               10,689.11            10,592.89
10/31/01               11,171.21               10,744.81            10,640.59
11/30/01               11,077.03               10,719.82            10,630.77
12/31/01               10,972.24               10,711.84            10,638.62
01/31/02               11,162.56               10,783.91            10,698.69
02/28/02               11,297.04               10,856.24            10,751.54
03/31/02               11,075.65               10,766.89            10,690.96
04/30/02               11,292.12               10,879.27            10,769.75
05/31/02               11,360.74               10,913.57            10,805.07
06/30/02               11,480.87               10,983.18            10,858.68
07/31/02               11,628.52               11,054.70            10,910.47
08/31/02               11,768.31               11,117.86            10,951.64
09/30/02               12,026.07               11,197.74            10,997.36
10/31/02               11,826.71               11,125.88            10,945.92
11/30/02               11,777.55               11,146.84            10,970.74
12/31/02               12,026.07               11,247.99            11,050.61
01/31/03               11,995.59               11,266.82            11,074.66
02/28/03               12,163.30               11,346.26            11,131.46
03/31/03               12,170.58               11,352.37            11,124.11
04/30/03               12,250.99               11,380.15            11,148.41
05/31/03               12,537.85               11,471.53            11,212.42
06/30/03               12,484.56               11,475.81            11,222.57
07/31/03               12,047.70               11,374.50            11,175.98
08/31/03               12,137.55               11,410.87            11,201.96
09/30/03               12,494.39               11,529.90            11,275.44
10/31/03               12,431.48               11,523.74            11,269.27
11/30/03               12,561.05               11,556.91            11,286.24
12/31/03               12,665.05               11,582.06            11,301.92
01/31/04               12,737.60               11,616.87            11,332.85
02/29/04               12,929.30               11,692.89            11,375.86
03/31/04               12,884.27               11,662.59            11,362.71
04/30/04               12,579.13               11,570.14            11,303.69
05/31/04               12,533.52               11,550.13            11,289.19
06/30/04               12,579.13               11,563.11            11,300.39
07/31/04               12,744.68               11,619.75            11,343.01
08/31/04               13,000.08               11,696.97            11,405.96
09/30/04               13,069.09               11,710.76            11,414.06
10/31/04               13,181.55               11,736.60            11,436.64
11/30/04               13,072.82               11,708.02            11,407.96
12/31/04               13,232.47               11,757.58            11,449.86
01/31/05               13,356.14               11,771.61            11,451.11
02/28/05               13,311.70               11,765.89            11,450.34
03/31/05               13,227.75               11,749.78            11,446.54
04/30/05               13,436.35               11,791.57            11,472.82
05/31/05               13,531.32               11,822.30            11,499.31
06/30/05               13,615.27               11,864.01            11,540.95
07/31/05               13,553.73               11,861.24            11,543.71
08/31/05               13,690.57               11,903.27            11,577.78
09/30/05               13,598.36               11,914.34            11,593.71
10/31/05               13,515.79               11,910.61            11,593.92
11/30/05               13,580.67               11,931.15            11,613.33
12/31/05               13,697.45               11,966.33            11,649.72
01/31/06               13,734.42               11,997.54            11,680.67
02/28/06               13,826.63               12,030.71            11,706.49
03/31/06               13,731.27               12,034.03            11,709.81
04/30/06               13,726.55               12,044.76            11,727.25
05/31/06               13,787.70               12,081.58            11,768.14
06/30/06               13,735.79               12,098.21            11,774.32
07/31/06               13,899.17               12,156.25            11,821.73
08/31/06               14,105.42               12,228.17            11,883.23
09/30/06               14,203.53               12,289.61            11,929.04
10/31/06               14,292.59               12,325.64            11,959.44
11/30/06               14,411.74               12,374.08            11,997.33
12/31/06               14,360.82               12,390.49            12,013.11
01/31/07               14,324.05               12,390.04            12,023.06
02/28/07               14,512.79               12,461.99            12,077.28
03/31/07               14,477.01               12,489.49            12,103.80
04/30/07               14,519.87               12,526.41            12,134.78
05/31/07               14,455.58               12,517.80            12,152.66
06/30/07               14,380.67               12,523.26            12,150.52
07/31/07               14,492.15               12,572.33            12,193.78
08/31/07               14,429.63               12,591.83            12,209.97
09/30/07               14,643.15               12,688.79            12,269.86
10/31/07               14,708.42               12,717.48            12,301.84
11/30/07               14,802.21               12,784.52            12,340.49
12/31/07               14,843.30               12,801.78            12,378.21
01/31/08               15,030.47               12,977.17            12,507.56
02/29/08               14,342.33               12,839.39            12,360.09
03/31/08               14,752.27               12,967.65            12,406.20
04/30/08               14,924.89               12,987.55            12,430.55
05/31/08               15,015.13               13,034.18            12,481.26
06/30/08               14,845.66               13,016.71            12,460.06
07/31/08               14,902.08               13,088.42            12,528.92
08/31/08               15,076.48               13,186.13            12,588.63
09/30/08               14,369.46               13,047.70            12,482.62
10/31/08               14,222.79               12,963.97            12,442.09
11/30/08               14,268.01               13,009.14            12,490.54
12/31/08               14,476.03               12,971.30            12,496.93
01/31/09               15,005.89               13,248.13            12,659.92
02/28/09               15,084.73               13,255.94            12,656.59
03/31/09               15,087.49               13,276.39            12,690.90
04/30/09               15,388.89               13,359.49            12,748.35
05/31/09               15,551.68               13,439.79            12,800.27
06/30/09               15,406.00               13,466.60            12,825.11
07/31/09               15,663.75               13,560.31            12,893.67
08/31/09               15,931.53               13,633.55            12,926.50
09/30/09               16,503.28               13,769.03            13,012.44
10/31/09               16,156.85               13,747.86            12,998.12
11/30/09               16,290.35               13,842.66            13,053.03
12/31/09               16,345.40               13,863.66            13,068.66
01/31/10               16,430.53               13,943.20            13,103.06
02/28/10               16,589.79               14,025.00            13,131.47
03/31/10               16,550.07               14,000.74            13,119.32
04/30/10               16,751.20               14,072.39            13,142.92
05/31/10               16,876.84               14,114.37            13,167.77
06/30/10               16,886.87               14,146.31            13,181.05
07/31/10               17,097.44               14,245.76            13,232.87
08/31/10               17,488.89               14,355.53            13,277.04
09/30/10               17,461.56               14,359.62            13,269.24

                                   [END CHART]

                       Data from 9/30/00 through 9/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Short Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                              USAA TAX EXEMPT              LIPPER SHORT MUNICIPAL
                          SHORT-TERM FUND SHARES             DEBT FUNDS AVERAGE
09/30/01                         4.29%                             3.98%
09/30/02                         3.48                              2.99
09/30/03                         2.92                              2.23
09/30/04                         2.49                              2.02
09/30/05                         2.93                              2.27
09/30/06                         3.48                              2.80
09/30/07                         3.69                              3.18
09/30/08                         4.18                              3.23
09/30/09                         3.89                              3.04
09/30/10                         2.58                              1.42

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/01 to 9/30/10.

The Lipper Short Municipal Debt Funds Average is an average performance level of all short-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA TAX EXEMPT SHORT-TERM FUND ADVISER SHARES (Ticker Symbol: UTESX)


--------------------------------------------------------------------------------
                                                                       9/30/10
--------------------------------------------------------------------------------

Net Assets                                                            $5 Million
Net Asset Value Per Share                                               $10.75


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/10
--------------------------------------------------------------------------------
                              Since Inception 8/1/10

                                    0.85%*


--------------------------------------------------------------------------------
30-DAY SEC YIELD**                                              EXPENSE RATIO***
--------------------------------------------------------------------------------
  As of 9/30/10

     1.48%                                                           0.80%


*Total returns for less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO IS REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.80%, OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2011. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

14  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 1.48% on 9/30/10, and assuming marginal federal tax
rates of:                           25.00%       28.00%       33.00%      35.00%
A FULLY TAXABLE INVESTMENT MUST PAY: 1.97%        2.06%        2.21%       2.28%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            USAA TAX EXEMPT         LIPPER SHORT
                    BARCLAYS CAPITAL         SHORT-TERM FUND       MUNICIPAL DEBT
                  MUNICIPAL BOND INDEX       ADVISER SHARES         FUNDS INDEX
07/31/10               $10,000.00              $10,000.00            $10,000.00
08/31/10                10,228.95               10,074.87             10,033.38
09/30/10                10,212.97               10,085.31             10,027.48

                                    [END CHART]

                 Data from 7/31/10 through 9/30/10.*

                 See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Short-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Municipal Bond Index and the Lipper Short Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

16  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/10
                                (% of Net Assets)

Hospital ................................................................  22.2%
Electric Utilities ......................................................  19.6%
General Obligation ......................................................  11.1%
Education ...............................................................   5.4%
Special Assessment/Tax/Fee ..............................................   5.1%
Electric/Gas Utilities ..................................................   4.2%
Nursing/CCRC ............................................................   4.2%
Environmental & Facilities Services .....................................   2.5%
Multi-Utilities .........................................................   2.1%
Toll Roads ..............................................................   2.0%

 You will find a complete list of securities that the Fund owns on pages 22-35.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          4%
AA                                                                          10%
A                                                                           29%
BBB                                                                         22%
UNRATED                                                                      5%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                         30%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart.

       Percentages are of the total market value of the Fund's investments.

================================================================================

18  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   ADJUSTABLE-RATE NOTES -- similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

   by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)   Principal and interest payments are insured by one of the following:
           ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., DEPFA Bank, plc, Dexia Credit Local, Merrill Lynch & Co., Inc, or Wells Fargo Bank, N.A.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Dauphin County, Pennsylvania, Duke Realty Corp., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA     Economic Development Authority
   EDB     Economic Development Board
   EDC     Economic Development Corp.

================================================================================

20  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   ETM     Escrowed to final maturity
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   ISD     Independent School District
   PRE     Prerefunded to a date prior to maturity
   USD     Unified School District

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

INVESTMENTS

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (42.8%)

            ALABAMA (0.6%)
$ 2,000     Mobile IDB                                             4.65%       12/01/2011     $    2,070
  1,165     Montgomery Medical Clinic Board                        4.50         3/01/2012          1,195
  1,265     Montgomery Medical Clinic Board                        4.50         3/01/2013          1,308
  1,200     Montgomery Medical Clinic Board                        4.50         3/01/2014          1,247
  2,480     Montgomery Medical Clinic Board                        4.50         3/01/2015          2,587
  2,595     Montgomery Medical Clinic Board                        4.50         3/01/2016          2,676
                                                                                              ----------
                                                                                                  11,083
                                                                                              ----------
            ARIZONA (0.9%)
  1,350     Health Facilities Auth.                                4.00         4/01/2012          1,397
  4,655     Mohave County IDA                                      6.75         5/01/2012          4,902
  1,010     Pinal County Correctional Facilities IDA (INS)         5.00        10/01/2010          1,010
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2012          1,034
  1,000     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2013          1,046
  1,710     Pinal County Correctional Facilities IDA (INS)         5.25        10/01/2014          1,797
  5,365     State (INS)                                            5.00        10/01/2015          6,148
                                                                                              ----------
                                                                                                  17,334
                                                                                              ----------
            CALIFORNIA (5.4%)
  5,000     Golden Empire Schools Financing Auth.                  4.00         5/01/2012          5,236
  5,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2015          5,254
  7,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2016          7,283
  3,000     Golden State Tobacco Securitization Corp.              5.00         6/01/2017          3,080
  5,000     Irvine USD Community Facilities District (INS)         5.00         9/01/2014          5,545
  3,730     Irvine USD Community Facilities District (INS)         5.00         9/01/2015          4,178
  5,885     Irvine USD Community Facilities District (INS)         5.00         9/01/2016          6,607
  7,000     Los Angeles County Schools Pooled Financing
               Program                                             2.00         3/31/2011          7,032
 14,785     Public Works Board                                     5.00        10/01/2015         16,276
  2,000     Salinas USD (INS)                                      4.21(a)      6/01/2014          1,827
  1,000     Salinas USD (INS)                                      4.21(a)     10/01/2014            904
    290     Santa Rosa Rancheria Tachi Yokut Tribe(b)              4.50         3/01/2011            290
  1,750     Santa Rosa Rancheria Tachi Yokut Tribe(b)              4.88         3/01/2016          1,609
 15,000     State                                                  5.00        10/01/2017         17,390
 17,500     Statewide Communities Dev. Auth.                       5.00         6/15/2013         19,187
                                                                                              ----------
                                                                                                 101,698
                                                                                              ----------

================================================================================

22  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            COLORADO (1.0%)
$   330     Beacon Point Metropolitan District
               (LOC - Compass Bank)                                4.38%       12/01/2015     $      329
  1,865     Denver Health and Hospital Auth.                       5.00        12/01/2014          1,972
  1,000     Denver Health and Hospital Auth.                       5.00        12/01/2015          1,061
  1,475     Denver Health and Hospital Auth.                       5.00        12/01/2016          1,546
  2,000     Health Facilities Auth.                                5.00         6/01/2012          2,097
  1,335     Health Facilities Auth.                                5.00         6/01/2013          1,423
  2,000     Health Facilities Auth.                                5.00         6/01/2015          2,175
    110     Health Facilities Auth. (ETM)                          5.00        11/15/2015            131
  1,890     Health Facilities Auth.                                5.00        11/15/2015          2,113
    160     Health Facilities Auth. (ETM)                          5.00        11/15/2016            193
  2,840     Health Facilities Auth.                                5.00        11/15/2016          3,186
  1,890     High Plains Metropolitan District
               (LOC - Compass Bank)                                4.38        12/01/2015          1,906
                                                                                              ----------
                                                                                                  18,132
                                                                                              ----------
            DISTRICT OF COLUMBIA (0.2%)
  3,665     Community Academy (INS)                                4.50         5/01/2017          3,468
                                                                                              ----------
            FLORIDA (1.8%)
  1,340     Clay County Dev. Auth.                                 3.95         3/01/2011          1,358
  1,000     Highlands County Health Facilities                     5.00        11/15/2014          1,134
  1,000     Highlands County Health Facilities                     5.00        11/15/2015          1,135
  1,235     Highlands County Health Facilities                     5.00        11/15/2016          1,402
  3,500     Highlands County Health Facilities                     5.00        11/15/2016          3,973
 10,000     Hurricane Catastrophe Fund Finance Corp.               5.00         7/01/2014         10,920
  3,700     Jacksonville Economic Dev. Commission                  4.00         3/01/2011          3,749
  2,000     Orange County Health Facilities Auth.                  5.00        10/01/2013          2,169
  1,200     Orange County Health Facilities Auth.                  5.00        10/01/2016          1,316
  2,000     Palm Beach County School Board (INS)                   5.00         8/01/2015          2,286
  3,290     Palm Beach County School Board                         5.50         8/01/2015          3,815
                                                                                              ----------
                                                                                                  33,257
                                                                                              ----------
            GEORGIA (0.3%)
  3,000     Fulton County Dev. Auth.                               4.00        11/15/2016          3,198
  3,000     Municipal Electric Auth. of Georgia                    5.00         1/01/2016          3,439
                                                                                              ----------
                                                                                                   6,637
                                                                                              ----------
            GUAM (0.1%)
  1,000     Education Financing Foundation                         4.00        10/01/2013          1,010
    760     Education Financing Foundation                         5.00        10/01/2014            793
                                                                                              ----------
                                                                                                   1,803
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            ILLINOIS (3.1%)
$ 1,791     Chicago                                                6.13%       12/01/2012     $    1,805
 15,000     Chicago Board of Education (INS)                       2.54(a)     12/01/2013         14,141
  7,140     Finance Auth.                                          4.50         2/15/2016          7,455
  3,720     Finance Auth.                                          5.25         5/01/2016          3,921
  5,940     Finance Auth.                                          4.50         2/15/2017          6,153
    880     Housing Dev. Auth.                                     4.15         1/01/2014            937
    130     Housing Dev. Auth.                                     4.20         1/01/2014            139
    805     Housing Dev. Auth.                                     4.15         7/01/2014            865
  1,010     Housing Dev. Auth.                                     4.20         7/01/2015          1,088
    560     Housing Dev. Auth.                                     4.30         1/01/2016            599
    140     Housing Dev. Auth.                                     4.35         1/01/2016            150
  2,854     Pingree Grove                                          5.25         3/01/2015          2,781
 10,000     State                                                  3.00         6/14/2011         10,123
  3,000     State (INS)                                            5.00         1/01/2016          3,332
  5,000     State                                                  4.50         6/15/2016          5,612
                                                                                              ----------
                                                                                                  59,101
                                                                                              ----------
            INDIANA (2.6%)
 10,000     Finance Auth.                                          4.90         1/01/2016         11,001
 10,000     Finance Auth.                                          3.38         3/01/2019         10,049
  2,060     Health and Educational Facility Auth.                  5.00         2/15/2013          2,186
 20,000     Jasper County (INS)                                    5.60        11/01/2016         22,520
  3,750     Port Commission                                        4.10         5/01/2012          3,871
                                                                                              ----------
                                                                                                  49,627
                                                                                              ----------
            IOWA (0.6%)
 10,000     Finance Auth. (INS)                                    5.00         7/01/2014         10,830
                                                                                              ----------
            KANSAS (0.3%)
  2,000     La Cygne (INS)                                         4.05         3/01/2015          2,208
  3,620     Wyandotte County                                       4.75        12/01/2016          3,862
                                                                                              ----------
                                                                                                   6,070
                                                                                              ----------
            LOUISIANA (0.4%)
  1,500     Office Facilities Corp.                                5.00         3/01/2016          1,691
  2,500     Offshore Terminal Auth.                                5.25         9/01/2016          2,658
  3,455     Public Facilities Auth.(c)                             2.88        11/01/2015          3,458
                                                                                              ----------
                                                                                                   7,807
                                                                                              ----------
            MARYLAND (0.5%)
 10,000     Anne Arundel County                                    4.10         7/01/2014         10,098
    265     Health and Higher Education Facilities Auth.,
               acquired 3/05/2003, cost $265(d)                    5.00         2/01/2013            281
                                                                                              ----------
                                                                                                  10,379
                                                                                              ----------

================================================================================

24  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MASSACHUSETTS (0.8%)
$11,500     Dev. Finance Agency                                    2.88%       10/01/2014     $   12,129
  2,015     Health and Educational Facilities Auth.                5.00         7/01/2016          2,168
                                                                                              ----------
                                                                                                  14,297
                                                                                              ----------
            MICHIGAN (0.4%)
  4,950     Dickinson County EDC                                   5.75         6/01/2016          5,093
  1,000     Hospital Finance Auth.                                 5.00        11/15/2014          1,085
  1,000     Hospital Finance Auth.                                 5.00        11/15/2015          1,091
    700     Wayne County (INS)                                     5.63         5/01/2011            716
                                                                                              ----------
                                                                                                   7,985
                                                                                              ----------
            MINNESOTA (0.2%)
  1,335     Agricultural and EDB (INS)                             5.00         2/15/2015          1,495
    565     Agricultural and EDB (INS)                             5.00         2/15/2016            636
  1,000     Higher Education Facilities Auth.                      4.00         4/01/2015          1,089
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2013            265
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2014            268
    250     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2015            270
    300     St. Paul Housing and Redevelopment Auth.               5.00         5/15/2016            322
    325     St. Paul Housing and Redevelopment Auth.               5.25         5/15/2017            355
                                                                                              ----------
                                                                                                   4,700
                                                                                              ----------
            MISSISSIPPI (0.6%)
  1,500     Hospital Equipment and Facilities Auth.                5.00         8/15/2013          1,609
  2,280     Hospital Equipment and Facilities Auth.                5.00         8/15/2014          2,481
  4,330     Hospital Equipment and Facilities Auth.                5.00        12/01/2014          4,568
  1,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2015          1,095
  2,000     Hospital Equipment and Facilities Auth.                5.00         8/15/2016          2,177
                                                                                              ----------
                                                                                                  11,930
                                                                                              ----------
            MISSOURI (1.4%)
  1,135     Cape Girardeau County IDA                              5.00         6/01/2014          1,205
  1,000     Cape Girardeau County IDA                              5.00         6/01/2017          1,056
  6,000     Environmental Improvement and Energy Resources Auth.   4.00         1/02/2012          6,119
  1,200     Fenton                                                 5.00         4/01/2011          1,217
  1,750     Fenton                                                 5.00         4/01/2012          1,820
  1,055     Joint Municipal Electric Utility Commission (INS)      5.00         1/01/2015          1,150
  5,500     Riverside IDA (INS)                                    4.50         5/01/2016          5,875
  7,150     St. Louis Airport (INS)                                5.00         7/01/2013          7,746
                                                                                              ----------
                                                                                                  26,188
                                                                                              ----------
            NEW HAMPSHIRE (0.9%)
 13,000     Strafford County                                       6.50        12/31/2010         13,052
  3,000     Strafford County                                       5.50         2/18/2011          3,001
                                                                                              ----------
                                                                                                  16,053
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NEW JERSEY (2.1%)
$ 5,055     Health Care Facilities Financing Auth.                 4.00%       11/15/2016     $    5,257
  4,000     Newark                                                 3.25        12/16/2010          4,006
 10,000     Newark                                                 4.00         3/15/2011         10,052
  9,745     Tobacco Settlement Financing Corp.                     5.00         6/01/2014         10,220
  9,640     Transit Corp.                                          5.75         9/15/2014         10,383
                                                                                              ----------
                                                                                                  39,918
                                                                                              ----------
            NEW MEXICO (0.2%)
    545     Jicarilla Apache Nation(b)                             5.00         9/01/2011            562
  1,395     Jicarilla Apache Nation(b)                             5.00         9/01/2013          1,486
  2,120     Sandoval County                                        4.00         6/01/2015          2,205
                                                                                              ----------
                                                                                                   4,253
                                                                                              ----------
            NEW YORK (5.5%)
  1,000     Albany IDA                                             5.50        11/15/2012          1,059
  1,000     Albany IDA                                             5.50        11/15/2013          1,072
  3,500     Albany IDA                                             4.25        11/15/2014          3,643
  4,480     Albany IDA                                             5.00        11/15/2015          4,821
  1,000     Dormitory Auth.                                        3.00         7/01/2013          1,023
  1,000     Dormitory Auth.                                        5.00         7/01/2013          1,070
  3,710     Dormitory Auth.                                        5.00         7/01/2013          3,986
  3,010     Dormitory Auth.                                        5.00         7/01/2014          3,267
  1,865     Dormitory Auth.                                        5.00         7/01/2014          2,041
  5,000     Dormitory Auth.                                        5.20         2/15/2015          5,014
  3,145     Dormitory Auth.                                        5.00         7/01/2015          3,442
  4,095     Dormitory Auth.                                        5.00         7/01/2015          4,514
  2,000     Dormitory Auth.                                        4.00         8/15/2015          2,190
    720     Dormitory Auth.                                        4.00         2/15/2016            787
  2,000     Dormitory Auth.                                        5.00         7/01/2016          2,211
  3,295     Dormitory Auth.                                        5.00         7/01/2016          3,617
  2,105     East Rochester Housing Auth. (NBGA)                    3.75        12/20/2012          2,157
  3,000     Long Island Power Auth.                                5.25         6/01/2014          3,424
 20,000     New York City(e)                                       5.00         8/01/2016         23,466
  7,092     Newburgh                                               4.00        11/30/2010          7,099
  1,745     Newburgh                                               5.15         8/30/2011          1,767
  4,000     Newburgh                                               5.15         8/30/2011          4,051
  2,500     Seneca Nation Indians Capital Improvements Auth.(b)    5.25        12/01/2016          2,314
  3,175     Suffolk County IDA                                     4.30        11/01/2011          3,236
 12,000     Syracuse                                               1.50         6/30/2011         12,050
                                                                                              ----------
                                                                                                 103,321
                                                                                              ----------
            NORTH CAROLINA (0.2%)
  2,000     Eastern Municipal Power Agency                         5.00         1/01/2016          2,283
  2,100     Medical Care Commission                                4.38         7/01/2017          2,161
                                                                                              ----------
                                                                                                   4,444
                                                                                              ----------

================================================================================

26  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            OHIO (0.7%)
$ 4,515     American Municipal Power, Inc.                         5.00%        2/15/2017     $    5,134
  4,500     Buckeye Tobacco Settlement Financing Auth.             5.00         6/01/2015          4,729
  1,240     Miami County                                           5.25         5/15/2011          1,268
  1,865     Miami County                                           5.25         5/15/2012          1,965
                                                                                              ----------
                                                                                                  13,096
                                                                                              ----------
            OKLAHOMA (0.4%)
    505     Cherokee Nation (INS)(b)                               4.10        12/01/2011            518
  2,150     Cherokee Nation (INS)(b)                               4.30        12/01/2016          2,257
  1,685     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2011          1,709
  1,000     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2013          1,035
  1,090     Norman Regional Hospital Auth. (INS)                   5.00         9/01/2014          1,131
                                                                                              ----------
                                                                                                   6,650
                                                                                              ----------
            PENNSYLVANIA (2.5%)
 12,250     Allegheny County Hospital Dev. Auth.                   5.00         5/15/2016         13,988
  4,000     EDA                                                    2.75         9/01/2013          4,056
  9,750     Harrisburg Auth. (NBGA)(b)                             4.50(a)     12/15/2010          9,660
  3,740     Higher Educational Facilities Auth.                    5.00         5/15/2016          4,270
  1,500     Montgomery County IDA                                  5.00        11/15/2016          1,615
  2,000     Montgomery County IDA                                  5.00        11/15/2017          2,127
  5,170     St. Mary Hospital Auth.                                4.00        11/15/2016          5,414
  5,175     St. Mary Hospital Auth.                                4.00        11/15/2016          5,419
                                                                                              ----------
                                                                                                  46,549
                                                                                              ----------
            PUERTO RICO (0.8%)
 14,000     Government Dev. Bank                                   4.75        12/01/2015         14,587
                                                                                              ----------
            SOUTH CAROLINA (2.8%)
 23,000     Berkeley County                                        4.88        10/01/2014         24,768
  2,125     Georgetown County                                      5.13         2/01/2012          2,223
  2,290     Jobs EDA (INS)                                         4.05         4/01/2013          2,337
  1,000     Lexington County Health Services District, Inc.        5.00        11/01/2014          1,108
  3,950     Piedmont Municipal Power Agency                        5.00         1/01/2015          4,442
  7,715     Piedmont Municipal Power Agency                        5.00         1/01/2016          8,750
  4,000     Richland County                                        4.60         9/01/2012          4,217
  1,485     SCAGO Educational Facilities Corp. (INS)               4.00        12/01/2016          1,519
  2,550     Tobacco Settlement Revenue Management Auth.            5.00         6/01/2018          2,552
                                                                                              ----------
                                                                                                  51,916
                                                                                              ----------
            TENNESSEE (0.2%)
  2,750     Shelby County Health, Educational,
               and Housing Facility Board                          5.00         9/01/2014          3,096
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            TEXAS (3.4%)
$   160     Bexar County Health Facilities Dev. Corp.              5.00%        7/01/2011     $      163
  3,000     Dallas Fort Worth International Airport                5.00        11/01/2016          3,474
  1,335     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2015          1,423
  2,105     Gregg County Health Facilities Dev. Corp.              5.00        10/01/2016          2,223
  6,035     Harris County Cultural Education Facilities            5.00         2/15/2015          6,733
  4,500     Harris County Cultural Education Facilities            5.00         2/15/2016          5,050
  3,000     Lewisville ISD (NBGA)                                  4.07(a)      8/15/2011          2,988
    500     Midlothian Dev. Auth. (INS)                            5.00        11/15/2011            507
    760     Midlothian Dev. Auth. (INS)                            5.00        11/15/2012            779
    535     Midlothian Dev. Auth. (INS)                            5.00        11/15/2013            547
    560     Midlothian Dev. Auth. (INS)                            5.00        11/15/2014            576
    390     Midlothian Dev. Auth. (INS)                            5.00        11/15/2015            399
  1,220     Northwest ISD (NBGA)                                   4.01(a)      2/15/2013          1,191
  1,000     Northwest ISD (NBGA)                                   4.07(a)      2/15/2014            958
  1,000     San Leanna Education Facilities Corp.                  5.00         6/01/2013          1,065
  1,585     San Leanna Education Facilities Corp.                  5.00         6/01/2017          1,719
  1,000     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.00         5/15/2011          1,011
  1,000     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.25        11/15/2011          1,007
  1,155     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.25        11/15/2012          1,167
  1,220     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.00        11/15/2013          1,303
  1,100     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.25        11/15/2013          1,115
   870      Tarrant County Cultural Education Facilities
               Finance Corp.                                       4.63        11/15/2014           897
  1,265     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.25        11/15/2014          1,286
  1,470     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.00         5/15/2015          1,537
  1,250     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.75        11/15/2015          1,311
  1,000     Tarrant County Cultural Education Facilities
               Finance Corp.                                       5.00        11/15/2017          1,074
  3,635     Titus County                                           4.50         7/01/2011          3,711
  2,810     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2013          2,962
  4,575     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2014          4,869
  3,360     Tyler Health Facilities Dev. Corp.                     5.00        11/01/2015          3,593
  6,155     Tyler Health Facilities Dev. Corp.                     5.25        11/01/2016          6,601
                                                                                              ----------
                                                                                                  63,239
                                                                                              ----------

================================================================================

28  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            U.S. VIRGIN ISLANDS (0.6%)
$ 1,000     Water and Power Auth.                                  4.00%        7/01/2011     $    1,019
  1,000     Water and Power Auth.                                  4.00         7/01/2012          1,035
  2,250     Water and Power Auth.                                  4.75         7/01/2015          2,453
  2,700     Water and Power Auth.                                  4.75         7/01/2016          2,960
  2,800     Water and Power Auth.                                  4.75         7/01/2017          3,080
                                                                                              ----------
                                                                                                  10,547
                                                                                              ----------
            VIRGINIA (1.3%)
 18,665     Chesapeake Port Facility IDA(e)                        3.90         3/01/2013         19,539
  4,964     Marquis Community Dev. Auth., acquired 11/16/2007,
               cost $4,964(b),(d)                                  5.10         9/01/2013          4,508
                                                                                              ----------
                                                                                                  24,047
                                                                                              ----------
            Total Fixed-Rate Instruments (cost: $773,392)                                        804,042
                                                                                              ----------
            PUT BONDS (29.1%)

            ALABAMA (1.1%)
  7,500     Chatom IDB (NBGA)                                      1.20         8/01/2037          7,499
  8,000     East Alabama Health Care Auth.                         5.00         9/01/2033          8,390
  5,000     Mobile IDB                                             5.00         6/01/2034          5,622
                                                                                              ----------
                                                                                                  21,511
                                                                                              ----------
            ARIZONA (2.0%)
 20,400     Maricopa County Pollution Control Corp.                4.00         6/01/2043         20,897
 15,000     Navajo County                                          5.50         6/01/2034         16,320
                                                                                              ----------
                                                                                                  37,217
                                                                                              ----------
            CALIFORNIA (3.1%)
  5,585     Economic Recovery                                      4.00         7/01/2023          6,126
 11,875     Economic Recovery                                      5.00         7/01/2023         13,458
    245     Health Facilities Financing Auth. (PRE)                4.45         7/01/2026            253
  2,755     Health Facilities Financing Auth.                      4.45         7/01/2026          2,816
  5,000     Health Facilities Financing Auth.                      5.00         7/01/2027          5,497
  8,000     Municipal Finance Auth.                                2.38         2/01/2039          8,093
  3,000     Los Angeles (LOC - Allied Irish Banks plc)             2.00        11/01/2030          3,002
  5,000     Statewide Communities Dev. Auth. (INS)                 4.10         4/01/2028          5,349
  5,775     Statewide Communities Dev. Auth.                       3.85        11/01/2029          6,023
  8,500     Statewide Communities Dev. Auth.                       3.45         4/01/2035          8,654
                                                                                              ----------
                                                                                                  59,271
                                                                                              ----------
            COLORADO (1.0%)
  8,000     E-470 Public Highway Auth. (INS)                       5.00         9/01/2039          8,200
 10,500     Health Facilities Auth.                                4.00        10/01/2040         11,564
                                                                                              ----------
                                                                                                  19,764
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            CONNECTICUT (0.1%)
$ 1,000     Dev. Auth.                                             5.75%        6/01/2026     $    1,043
                                                                                              ----------
            FLORIDA (1.4%)
  5,000     Highlands County Health Facilities Auth.               3.95        11/15/2032          5,274
  7,610     Hillsborough County IDA (INS)                          5.00        12/01/2034          7,957
  8,075     Miami-Dade County Health Facilities Auth. (INS)        4.55         8/01/2046          8,525
  5,000     Miami-Dade County IDA                                  4.00        10/01/2018          5,096
                                                                                              ----------
                                                                                                  26,852
                                                                                              ----------
            ILLINOIS (1.2%)
  8,000     Dev. Finance Auth.                                     3.75         2/01/2033          8,044
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,321
  1,250     Educational Facilities Auth.                           4.13         3/01/2030          1,309
 10,000     Educational Facilities Auth.                           4.45         3/01/2034         10,726
  1,900     Educational Facilities Auth.                           3.90        11/01/2036          1,903
                                                                                              ----------
                                                                                                  23,303
                                                                                              ----------
            INDIANA (0.5%)
  3,460     Plainfield (NBGA)                                      4.88         2/01/2035          3,495
  5,000     Whiting Environmental Facilities                       2.80         6/01/2044          5,057
                                                                                              ----------
                                                                                                   8,552
                                                                                              ----------
            KENTUCKY (0.5%)
 10,000     Louisville/Jefferson County                            5.38         5/01/2027         10,307
                                                                                              ----------
            LOUISIANA (1.6%)
 10,000     De Soto Parish                                         3.25         1/01/2019         10,230
 10,000     Offshore Terminal Auth.                                4.30        10/01/2037         10,164
 10,000     Public Facilities Auth.                                7.00        12/01/2038         10,507
                                                                                              ----------
                                                                                                  30,901
                                                                                              ----------
            MASSACHUSETTS (0.5%)
 10,000     Health and Educational Facilities Auth.                4.13        10/01/2037         10,322
                                                                                              ----------
            MICHIGAN (1.6%)
 10,000     Hospital Finance Auth.                                 5.50        12/01/2034         11,246
  8,000     Strategic Fund Ltd.                                    5.25         8/01/2029          8,810
 10,000     Strategic Fund Ltd. (INS)                              4.85         9/01/2030         10,194
                                                                                              ----------
                                                                                                  30,250
                                                                                              ----------
            MISSISSIPPI (0.8%)
 11,145     Claiborne County (NBGA)                                0.95        12/01/2015         11,157
  3,900     Claiborne County (NBGA)                                0.95        12/01/2015          3,904
                                                                                              ----------
                                                                                                  15,061
                                                                                              ----------
            NEVADA (0.3%)
  4,835     Clark County                                           5.45         3/01/2038          5,081
                                                                                              ----------

================================================================================

30  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            NEW JERSEY (0.5%)
$ 9,100     EDA                                                    1.05%       12/01/2021     $    9,100
                                                                                              ----------
            NEW MEXICO (1.0%)
 11,600     Farmington                                             2.88         4/01/2029         11,904
  6,500     Farmington (INS)                                       4.00         6/01/2032          6,524
                                                                                              ----------
                                                                                                  18,428
                                                                                              ----------
            NEW YORK (0.1%)
  1,085     Brookhaven IDA (LOC - Capital One, N.A.)               4.25        11/01/2037          1,086
                                                                                              ----------
            OHIO (1.4%)
 10,000     Air Quality Dev. Auth.                                 2.25        12/01/2023         10,018
 10,000     Air Quality Dev. Auth.                                 4.75         8/01/2029         10,476
  4,000     Air Quality Dev. Auth.                                 3.88        12/01/2038          4,193
  1,400     Water Dev. Auth.                                       3.00        10/01/2033          1,416
                                                                                              ----------
                                                                                                  26,103
                                                                                              ----------
            PENNSYLVANIA (2.2%)
  9,500     Beaver County IDA                                      3.00        10/01/2047          9,607
 10,000     Economic Dev. Financing Auth.                          2.63        12/01/2033         10,099
 13,000     Economic Dev. Financing Auth.                          3.00        12/01/2038         13,136
  3,100     EDA                                                    5.00        12/01/2042          3,271
  4,500     Pittsburgh Water and Sewer Auth. (INS)                 2.63         9/01/2035          4,550
                                                                                              ----------
                                                                                                  40,663
                                                                                              ----------
            TEXAS (4.5%)
  5,250     Gateway Public Facility Corp. (NBGA)                   4.55         7/01/2034          5,776
 17,500     Matagorda County Navigation District No. 1             5.13         6/01/2030         17,888
 21,500     Mission EDC                                            0.95         1/01/2020         21,500
 12,000     North Texas Tollway Auth.                              5.75         1/01/2038         13,873
 15,000     North Texas Tollway Auth.                              5.00         1/01/2042         16,153
  9,380     Northside ISD (NBGA)(e)                                4.10         6/01/2035          9,837
                                                                                              ----------
                                                                                                  85,027
                                                                                              ----------
            VIRGINIA (0.8%)
  8,000     Louisa IDA                                             5.38        11/01/2035          8,784
  5,300     Peninsula Ports Auth.                                  5.00        10/01/2033          5,445
                                                                                              ----------
                                                                                                  14,229
                                                                                              ----------
            WEST VIRGINIA (0.7%)
  7,000     EDA                                                    4.85         5/01/2019          7,499
  5,000     EDA                                                    3.13         3/01/2043          5,089
                                                                                              ----------
                                                                                                  12,588
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            WISCONSIN (1.4%)
$10,000     Health and Educational Facilities Auth.                4.75%        8/15/2025     $   10,760
 14,350     Health and Educational Facilities Auth.                5.13         8/15/2027         15,812
                                                                                              ----------
                                                                                                  26,572
                                                                                              ----------
            WYOMING (0.8%)
 14,000     Sweetwater County(e)                                   3.90        12/01/2014         14,753
                                                                                              ----------
            Total Put Bonds (cost: $526,747)                                                     547,984
                                                                                              ----------
            ADJUSTABLE-RATE NOTES (0.4%)

            FLORIDA (0.4%)
  7,000     Citizens Property Insurance Corp. (cost: $7,000)       2.02         6/01/2013          6,969
                                                                                              ----------
            PERIODIC AUCTION RESET BONDS (0.8%)

            ARIZONA (0.2%)
 11,500     Maricopa County IDA, acquired 6/08/2006,
               cost $11,500(d),(f)                                 0.60         1/01/2039          3,450
                                                                                              ----------
            CALIFORNIA (0.4%)
  7,500     Statewide Communities Dev. Auth.,
               acquired 8/03/2005-8/08/2007,
               cost $7,500 (INS)(d),(f)                            0.77         5/15/2029          7,500
                                                                                              ----------
            OKLAHOMA (0.2%)
 12,000     Tulsa County Industrial Auth.,
               acquired 7/20/2006 & 9/27/2006,
               cost $12,000(d),(f)                                 0.60         1/01/2039          3,600
                                                                                              ----------
            Total Periodic Auction Reset Bonds (cost: $31,000)                                    14,550
                                                                                              ----------
            VARIABLE-RATE DEMAND NOTES (26.6%)

            ARKANSAS (0.8%)
 15,295     Northwest Regional Airport Auth. (LOC - Regions Bank)  1.08         2/01/2027         15,295
                                                                                              ----------
            CALIFORNIA (5.3%)
 11,905     Association of Bay Area Governments Finance Auth.
               (LOC - Allied Irish Banks plc)                      2.23        11/15/2035         11,905
  5,100     Financing Auth. (LOC - JPMorgan Chase Bank, N.A.)      0.29        11/01/2026          5,100
  5,905     Fremont (LOC - Allied Irish Banks plc)                 3.00         8/01/2038          5,905
  9,650     Municipal Finance Auth. (LOC - Allied Irish Banks plc) 2.95         5/01/2039          9,650
 21,940     San Diego USD (LIQ)(LOC - Dexia Credit Local)(b)       0.46         7/01/2028         21,940

================================================================================

32  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
$14,860     State                                                  1.00%        5/01/2040     $   14,860
 10,065     Statewide Communities Dev. Auth.
               (LOC - Allied Irish Banks plc)                      2.60         4/01/2039         10,065
 19,670     Statewide Communities Dev. Auth. (LOC - Allied
               Irish Banks plc)(LOC - Bank of New York Mellon)
               (LOC - BNP Paribas)                                 2.40         6/01/2039         19,670
                                                                                              ----------
                                                                                                  99,095
                                                                                              ----------
            CONNECTICUT (1.0%)
 18,345     Health and Educational Facilities Auth.
               (LIQ)(LOC - Bank of America, N.A.)(b)               0.54         7/01/2037         18,345
                                                                                              ----------
            GEORGIA (1.3%)
 18,700     Bartow County Dev. Auth.                               0.42        12/01/2032         18,700
  2,000     Burke County Dev. Auth.                                0.42         7/01/2049          2,000
  4,000     La Grange Dev. Auth.                                   5.00        10/01/2012          4,000
                                                                                              ----------
                                                                                                  24,700
                                                                                              ----------
            IDAHO (1.0%)
 19,885     American Falls Reservoir District                      1.50         2/01/2025         19,885
                                                                                              ----------
            ILLINOIS (0.7%)
  3,750     State (LIQ)(b)                                         0.97         4/01/2014          3,750
  8,975     State (LIQ)                                            2.75        10/01/2033          8,975
                                                                                              ----------
                                                                                                  12,725
                                                                                              ----------
            INDIANA (0.9%)
  5,750     Hammond                                                0.35         2/01/2022          5,750
 12,000     Tipton Economic Dev. (LOC - Fifth Third Bank)          0.52         6/01/2031         12,000
                                                                                              ----------
                                                                                                  17,750
                                                                                              ----------
            LOUISIANA (2.0%)
 13,830     Lafayette (LIQ)(b)                                     1.27        11/01/2028         13,830
  9,800     Local Government Environmental Facilities and
               Community Dev. Auth. (LOC - Regions Bank)           1.08         7/01/2033          9,800
 15,000     Public Facilities Auth.                                0.50         8/01/2049         15,000
                                                                                              ----------
                                                                                                  38,630
                                                                                              ----------
            MARYLAND (0.9%)
 17,905     Health and Higher Educational Facilities Auth.
               (LOC - Bank of America, N.A.)(LIQ)(b)               0.54         7/01/2036         17,905
                                                                                              ----------
            MISSOURI (0.6%)
 10,950     Branson Creek Community Improvement District
               (LOC - Regions Bank)                                1.21         3/01/2022         10,950
                                                                                              ----------
            MONTANA (0.8%)
 15,115     Richland County Hospital
               (LOC - Allied Irish Banks plc)                      3.00         5/01/2031         15,115
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            MULTI-STATE (0.8%)
$14,640     Non-Profit Preferred Funding Trust I (LIQ)(b)          0.90%        9/15/2037     $   14,640
                                                                                              ----------
            OHIO (1.7%)
  3,295     Franklin County Health Care Facilities
               (LOC - Fifth Third Bank)                            0.67         8/01/2020          3,295
  2,120     Franklin County Health Care Facilities
               (LOC - Fifth Third Bank)                            0.67         8/01/2035          2,120
 10,200     Franklin County Health Care Facilities
               (LOC - Fifth Third Bank)                            0.67         8/01/2035         10,200
 16,035     Sandusky County Hospital Facilities
               (LOC - Fifth Third Bank)                            0.52         2/01/2030         16,035
                                                                                              ----------
                                                                                                  31,650
                                                                                              ----------
            PENNSYLVANIA (2.5%)
  9,100     Berks County IDA (NBGA)                                3.55         7/01/2016          9,100
 10,805     Central Bucks School District (LIQ)(LOC - Dexia
               Credit Local)(b)                                    0.47         5/15/2022         10,805
 16,520     Harrisburg Auth. (INS)(LIQ)                            2.60         7/15/2017         16,520
 10,000     Schuylkill County IDA                                  4.28         4/01/2021         10,000
                                                                                              ----------
                                                                                                  46,425
                                                                                              ----------
            SOUTH DAKOTA (1.6%)
 10,400     Grant County                                           2.50        12/01/2012         10,400
 20,000     Health and Educational Facilities Auth.
               (LOC - Allied Irish Banks plc)                      2.50         7/01/2033         20,000
                                                                                              ----------
                                                                                                  30,400
                                                                                              ----------
            TENNESSEE (0.3%)
  5,200     Metropolitan Government of Nashville and
               Davidson IDB (LOC - Regions Bank)                   1.93        12/01/2014          5,200
                                                                                              ----------
            TEXAS (0.7%)
  8,220     Tarrant County Health Facilities Dev. Corp.
               (LOC - HSH Nordbank A.G.)                           1.30         8/15/2036          8,220
  4,625     Weslaco Health Facilities Dev. Corp.
               (LOC - Compass Bank)                                0.67         6/01/2038          4,625
                                                                                              ----------
                                                                                                  12,845
                                                                                              ----------
            UTAH (1.1%)
 19,930     Board of Regents (LIQ)(LOC - Dexia Credit Local)(b)    0.47         4/01/2029         19,930
                                                                                              ----------
            WASHINGTON (1.1%)
 20,995     Housing Finance Commission
               (LOC - HSH Nordbank A.G.)                           1.30         3/01/2036         20,996
                                                                                              ----------

================================================================================

34  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                         MARKET
AMOUNT                                                            COUPON          FINAL            VALUE
(000)       SECURITY                                               RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------
            WEST VIRGINIA (1.5%)
$28,370     Hospital Finance Auth. (LOC - Fifth Third Bank)        0.55%       10/01/2033     $   28,370
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $500,850)                                    500,851
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $1,838,989)                                              $1,874,396
                                                                                              ==========

-----------------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------
                                           (LEVEL 1)            (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES    OTHER SIGNIFICANT     SIGNIFICANT
                                   IN ACTIVE MARKETS           OBSERVABLE    UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS               INPUTS          INPUTS       TOTAL
-----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                            $-           $  804,042          $    -  $  804,042
Put Bonds                                          -              547,984               -     547,984
Adjustable-Rate Notes                              -                6,969               -       6,969
Periodic Auction Reset Bonds                       -                7,500           7,050      14,550
Variable-Rate Demand Notes                         -              500,850               -     500,851
-----------------------------------------------------------------------------------------------------
Total                                             $-           $1,867,345          $7,050  $1,874,396
-----------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-----------------------------------------------------------------------------------------------------
                                                                         PERIODIC AUCTION RESET BONDS
-----------------------------------------------------------------------------------------------------
Balance as of March 31, 2010                                                                   $7,050
Net realized gain (loss) on investments                                                             -
Change in net unrealized appreciation/depreciation of investments                                   -
Net purchases (sales)                                                                               -
Transfers in and/or out of Level 3                                                                  -
-----------------------------------------------------------------------------------------------------
Balance as of September 30, 2010                                                               $7,050
-----------------------------------------------------------------------------------------------------

For the period ended September 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o SPECIFIC NOTES

  (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

  (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

  (c) At September 30, 2010, the aggregate market value of securities purchased on a when-issued basis was $3,458,000.

  (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2010, was $19,339,000, which represented 1.03% of the Fund's net assets.

================================================================================

36  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

  (e) At September 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

  (f) Security was fair valued at September 30, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  37

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $1,838,989)      $1,874,396
  Cash                                                                     11,256
  Receivables:
     Capital shares sold                                                    3,656
     USAA Investment Management Company (Note 6C)                               5
     Interest                                                              17,140
                                                                       ----------
        Total assets                                                    1,906,453
                                                                       ----------
LIABILITIES
  Payables:
     Securities purchased                                                  24,520
     Capital shares redeemed                                                  979
     Dividends on capital shares                                              626
  Accrued management fees                                                     496
  Accrued transfer agent's fees                                                18
  Other accrued expenses and payables                                          44
                                                                       ----------
        Total liabilities                                                  26,683
                                                                       ----------
           Net assets applicable to capital shares outstanding         $1,879,770
                                                                       ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $1,847,913
  Accumulated net realized loss on investments                             (3,550)
  Net unrealized appreciation of investments                               35,407
                                                                       ----------
           Net assets applicable to capital shares outstanding         $1,879,770
                                                                       ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $1,874,771/174,318
        shares outstanding)                                            $    10.75
                                                                       ==========
     Adviser Shares (net assets of $4,999/465 shares outstanding)      $    10.75
                                                                       ==========

See accompanying notes to financial statements.

================================================================================

38  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                      $28,909
                                                                       -------
EXPENSES
  Management fees                                                        2,927
  Administration and servicing fees:
     Fund Shares                                                         1,360
     Adviser Shares*                                                         1
  Transfer agent's fees:
     Fund Shares                                                           369
  Distribution and service fees (Note 6E):
     Adviser Shares*                                                         1
  Custody and accounting fees:
     Fund Shares                                                           100
  Postage:
     Fund Shares                                                            21
  Shareholder reporting fees:
     Fund Shares                                                            17
  Trustees' fees                                                             5
  Registration fees:
     Fund Shares                                                            34
     Adviser Shares*                                                         5
  Professional fees                                                         56
  Other                                                                     15
                                                                       -------
        Total expenses                                                   4,911
  Expenses reimbursed:
     Adviser Shares*                                                        (5)
                                                                       -------
        Net expenses                                                     4,906
                                                                       -------
NET INVESTMENT INCOME                                                   24,003
                                                                       -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                         55
  Change in net unrealized appreciation/depreciation                    23,458
                                                                       -------
        Net realized and unrealized gain                                23,513
                                                                       -------
  Increase in net assets resulting from operations                     $47,516
                                                                       =======

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  39

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited), and year ended March 31, 2010

--------------------------------------------------------------------------------

                                                                     9/30/2010        3/31/2010
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                             $   24,003       $   45,157
  Net realized gain on investments                                          55               60
  Change in net unrealized appreciation/depreciation of
     investments                                                        23,458           32,047
                                                                    ---------------------------
     Increase in net assets resulting from operations                   47,516           77,264
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                       (23,840)         (44,629)
     Adviser Shares*                                                       (13)               -
                                                                    ---------------------------
     Distributions to shareholders                                     (23,853)         (44,629)
                                                                    ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                           98,409          508,603
  Adviser Shares*                                                        5,000                -
                                                                    ---------------------------
     Total net increase in net assets from capital
        share transactions                                             103,409          508,603
                                                                    ---------------------------
  Net increase in net assets                                           127,072          541,238
NET ASSETS
  Beginning of period                                                1,752,698        1,211,460
                                                                    ---------------------------
  End of period                                                     $1,879,770       $1,752,698
                                                                    ===========================
Overdistribution of net investment income:
  End of period                                                     $        -       $     (150)
                                                                    ===========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

40  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Short-Term Fund Shares (Fund Shares) and, effective August 1, 2010, Tax Exempt Short-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

   3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

================================================================================

42  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

      services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs at the end of the period, the Manager determined the market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

   by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as current yields, economic conditions, and any other relevant information. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $3,455,000; all of which were when-issued securities.

================================================================================

44  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2010, the Fund paid CAPCO facility fees of $3,000, which represents 4.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2010, the Fund had capital loss carryovers of $3,605,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2013 and 2016, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

          CAPITAL LOSS CARRYOVERS
-------------------------------------------
EXPIRES                            BALANCE
-------                          ----------
 2013                            $  918,000
 2014                               265,000
 2015                             2,326,000
 2016                                96,000
                                 ----------
                   Total         $3,605,000
                                 ==========

================================================================================

46  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2010, were $107,302,000 and $68,144,000, respectively.

As of September 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $53,027,000 and $17,620,000, respectively, resulting in net unrealized appreciation of $35,407,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

Capital share transactions were as follows, in thousands:

                                        SIX-MONTH
                                       PERIOD ENDED            YEAR ENDED
                                         9/30/2010             3/31/2010
------------------------------------------------------------------------------
                                   SHARES        AMOUNT    SHARES      AMOUNT
                                  --------------------------------------------
FUND SHARES:
Shares sold                        31,334      $ 334,738   79,149    $ 833,571
Shares issued from reinvested
  dividends                         1,881         20,132    3,481       36,663
Shares redeemed                   (24,009)      (256,461) (34,274)    (361,631)
                                  --------------------------------------------
Net increase from capital
  share transactions                9,206      $  98,409   48,356    $ 508,603
                                  ============================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                           465      $   5,000        -    $       -
Shares issued from reinvested
  dividends                             -              -        -            -
Shares redeemed                         -              -        -            -
                                  --------------------------------------------
Net increase from capital
  share transactions                  465      $   5,000        -    $       -
                                  ============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Short Municipal Debt Funds Index over the performance period. The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Short Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares

================================================================================

48  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

   includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

   Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Short Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

   For the six-month period ended September 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $2,927,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $386,000 and less than $500, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

   monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $1,360,000 and $1,000, respectively.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2010, the Fund reimbursed the Manager $29,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2011, to limit the annual expenses of the Adviser Shares to 0.80%, of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2010, the Fund incurred reimbursable expenses from the Manager for the Adviser Shares of $5,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $369,000, and less than $500, respectively.

================================================================================

50  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the period ended September 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $1,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2010, USAA and its affiliates owned 465,000 shares, which represent 100% of the Adviser Shares and 0.3% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                               SIX-MONTH
                             PERIOD ENDED
                             SEPTEMBER 30,                        YEAR ENDED MARCH 31,
                           -------------------------------------------------------------------------------------
                                 2010           2010           2009           2008           2007           2006
                           -------------------------------------------------------------------------------------
Net asset value at
 beginning of period       $    10.62     $    10.38     $    10.59     $    10.60     $    10.59     $    10.68
                           -------------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment income            .14            .32            .45            .41            .39            .34
 Net realized and
  unrealized gain (loss)          .13            .24           (.20)          (.01)           .01           (.09)
                           -------------------------------------------------------------------------------------
Total from investment
 operations                       .27            .56            .25            .40            .40            .25
                           -------------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (.14)          (.32)          (.46)          (.41)          (.39)          (.34)
                           -------------------------------------------------------------------------------------
Net asset value at
 end of period             $    10.75     $    10.62     $    10.38     $    10.59     $    10.60     $    10.59
                           =====================================================================================
Total return (%)*                2.56           5.46(a)        2.38           3.84           3.79           2.40
Net assets at end
 of period (000)           $1,874,771     $1,752,698     $1,211,460     $1,020,505     $1,066,679     $1,160,117
Ratios to average
 net assets:**
 Expenses (%)(b)                  .54(c)         .55(a)         .56            .55            .55            .56
 Net investment
  income (%)                     2.64(c)        3.01           4.36           3.86           3.64           3.22
Portfolio turnover (%)              6             16             24             26             35             24

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2010, average net assets were $1,809,877,000.
(a) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $47,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)      (.00%)(+)      (.00%)(+)      (.01%)(+)      (.00%)(+)      (.01%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

52  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                 PERIOD ENDED
                                                                 SEPTEMBER 30,
                                                                    2010***
                                                                 -------------
Net asset value at beginning of period                              $10.71
                                                                    ------
Income from investment operations:
  Net investment income                                                .04
  Net realized and unrealized gain                                     .04
                                                                    ------
Total from investment operations                                       .08
                                                                    ------
Less distributions from:
  Net investment income                                               (.04)
                                                                    ------
Net asset value at end of period                                    $10.75
                                                                    ======
Total return (%)*                                                      .76
Net assets at end of period (000)                                   $4,999
Ratios to average net assets:**
  Expenses (%)(a),(b)                                                  .80
  Expenses, excluding reimbursements (%)(a),(b)                       1.62
  Net investment income (%)(a)                                        2.37
Portfolio turnover (%)                                                   6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the period ended September 30, 2010, average net assets were $3,442,000. *** Adviser shares were initiated on August 1, 2010.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

EXPENSE EXAMPLE

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010, through September 30, 2010 for Fund Shares or the period of August 1, 2010, through September 30, 2010 for Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses

================================================================================

54  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                    BEGINNING            ENDING             DURING PERIOD**
                                   ACCOUNT VALUE      ACCOUNT VALUE         APRIL 1, 2010* -
                                  APRIL 1, 2010*    SEPTEMBER 30, 2010     SEPTEMBER 30, 2010
                                  -----------------------------------------------------------
FUND SHARES
Actual                               $1,000.00           $1,025.60               $2.74

Hypothetical
 (5% return before expenses)          1,000.00            1,022.36                2.74

ADVISER SHARES*
Actual                                1,000.00            1,007.60                1.30

Hypothetical
 (5% return before expenses)          1,000.00            1,006.79                1.30

* For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.

** Expenses are equal to the annualized expense ratio of 0.54% for Fund Shares and 0.80% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half-year period) or 59 days/365 days for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 2.56% for Fund Shares and 0.76% for Adviser Shares for the six-month period of April 1, 2010, through September 30, 2010 for Fund Shares and August 1, 2010, through September 30, 2010, for Adviser Shares.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

ADVISORY AGREEMENT

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the

================================================================================

56  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was above the median of its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the

================================================================================

58  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

Manager and its affiliates, including the high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board also noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of the services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

60  | USAA TAX EXEMPT SHORT-TERM FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
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INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
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MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



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   39592-1110                                (C)2010, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    DECEMBER 2, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 2, 2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    DECEMBER 2, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.